Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

23) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through March 19, 2020, the date at which the audited consolidated financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

On February 13, 2020, the Partnership paid a quarterly cash distribution of $0.52 per common unit with respect to the quarter ended December 31, 2019. The aggregate amount of the distribution was $18.0 million. On February 13, 2020, the Partnership also paid a cash distribution to holders of Series A Preferred Units with respect to the quarter ended December 31, 2019 in an aggregate amount equal to $1.8 million.

After the balance sheet date, we have seen significant macro-economic uncertainty as a result of the coronavirus (COVID-19) outbreak. The scale and duration of this development remains uncertain and could materially impact our earnings and cash flow.